Borrowing Arrangements - Balances and Maturity (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowing Arrangements
Total notes payable		$ 22,302	$ 6,500
Add: accretion of final interest payable		243
Less: loan payable, current		(10,486)	(1,978)
Less: unamortized debt discount		(708)	(104)
Total loan payable, noncurrent		11,351	4,418
TEMPO AUTOMATION INC
Borrowing Arrangements
Total notes payable		22,302
Add: accretion of final interest payable		243
Less: loan payable, current		(10,486)	(1,978)
Less: unamortized debt discount		(708)
Total loan payable, noncurrent	$ 880	11,351	4,418
Future Principal Payments
2022	14,496	10,829
2023	$ 567	10,906
2024		567
Paycheck Protection Program Loan [Member] | TEMPO AUTOMATION INC
Borrowing Arrangements
Total notes payable			2,500
Less: loan payable, current			(972)
Total loan payable, noncurrent			1,528
SVB Term Loan | TEMPO AUTOMATION INC
Borrowing Arrangements
Total notes payable			4,000
Less: loan payable, current			(1,006)
Less: unamortized debt discount			(104)
Total loan payable, noncurrent			$ 2,890
June 2021 Credit Facility - Tranche 1 | TEMPO AUTOMATION INC
Borrowing Arrangements
Total notes payable		10,000
Add: accretion of final interest payable		108
Less: loan payable, current		(9,702)
Less: unamortized debt discount		(406)
June 2021 Credit Facility - Tranche 2 | TEMPO AUTOMATION INC
Borrowing Arrangements
Total notes payable		10,000
Add: accretion of final interest payable		79
Less: unamortized debt discount		(218)
Total loan payable, noncurrent		9,861
Equipment Loan And Security Agreement [Member] | TEMPO AUTOMATION INC
Borrowing Arrangements
Total notes payable		2,302
Add: accretion of final interest payable		56
Less: loan payable, current		(784)
Less: unamortized debt discount		(84)
Total loan payable, noncurrent		$ 1,490